Short-Term Bank Loans (Details) - Beijing Rural Commercial Bank [Member]	Jun. 30, 2026	Mar. 18, 2025 USD ($)	Mar. 18, 2025 CNY (¥)	Mar. 22, 2024 USD ($)	Mar. 22, 2024 CNY (¥)
Short-Term Bank Loans [Line Items]
Short term loan amount		$ 147,392	¥ 1,000,000	$ 136,999	¥ 1,000,000
Interest rate	4.95%	4.95%	4.95%	4.95%	4.95%